SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

25.  SUBSEQUENT EVENTS

Grant and Vesting of Restricted Shares

On January 3, 2023, the Company granted 474,190 ADSs, or 47,419,000 Class A ordinary shares, as restricted shares under the Company’s 2021 Share Incentive Plan to certain employees, directors, and consultants of the Company. On March 10, 2023, 47,419,000 restricted shares were vested and exercised without exercise price.

Sale of Remaining Shares of Loto Interactive Limited

On March 15, 2023, the Company entered into a share sale and purchase agreement  with an unaffiliated third party (the “Buyer”), pursuant to which the Company agreed to sell, and the Buyer agreed to purchase, all of the Company’s remaining share ownership in Crypto Flow Technology Limited (“Crypto Flow”), previously known as Loto Interactive Limited, namely, 48,195,605 shares of Crypto Flow, representing approximately 8.79% of the total issued share capital of Crypto Flow, at the price of HK$0.38 per share  for the total consideration of HK$18,314 (US$2,333) which was fully received on March 16, 2023.